Commitments and contingencies (Unrecorded contractual commitments for purchase of flight equipment) (Details) - Flight Equipment - Capital Addition Purchase Commitments $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) aircraft
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	$ 5,480,353
2020	4,806,447
2021	3,942,505
2022	2,529,114
2023	1,704,900
Total	$ 18,463,319
Number of forward orders | aircraft	354
Number of purchase-leaseback transactions | aircraft	9